UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST

(Exact name of registrant as specified in charter)

235 W. Galena Street

Milwaukee, WI 53212

(Address of principal executive offices) (Zip code)

Constance Dye Shannon

UMB Fund Services, Inc.

235 W. Galena Street

Milwaukee, WI 53212

(Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 299-2295

Date of fiscal year end: June 30

Date of reporting period: September 30, 2019

Item 1. Schedule of Investments.

AAM/Insight Select Income Fund

SCHEDULE OF INVESTMENTS

As of September 30, 2019 (Unaudited)

Principal Amount		Value
	ASSET-BACKED SECURITIES — 8.7%
$134,717	Angel Oak Mortgage Trust I LLC Series 2019-2, Class A1, 3.628%, 3/25/2049[1,2,3]	$136,596
270,000	Antares CLO Ltd. Series 2017-1A, Class C, 5.378% (3-Month USD LIBOR+310 basis points), 7/20/2028[1,2,4]	269,245
240,000	Arbor Realty Collateralized Loan Obligation Ltd. Series 2017-FL3, Class A, 3.018% (1-Month USD LIBOR+99 basis points), 12/15/2027[1,2,4]	239,786
164,000	Arbor Realty Commercial Real Estate Notes Ltd. Series 2017-FL2, Class A, 3.017% (1-Month USD LIBOR+99 basis points), 8/15/2027[1,2,4]	163,953
180,000	Avis Budget Rental Car Funding AESOP LLC Series 2015-2A, Class A, 2.630%, 12/20/2021[1,2]	180,656
113,251	CLI Funding LLC Series 2018-1A, Class A, 4.030%, 4/18/2043[1,2]	114,332
	DRB Prime Student Loan Trust
56,358	Series 2016-B, Class A2, 2.890%, 6/25/2040[1,2]	56,818
444,025	Series 2017-A, Class A2B, 2.850%, 5/27/2042[1,2]	450,741
	DT Auto Owner Trust
274,393	Series 2019-3A, Class A, 2.550%, 8/15/2022[1,2]	274,648
284,243	Series 2019-1A, Class A, 3.080%, 9/15/2022[1,2]	285,280
312,000	Series 2018-2A, Class C, 3.670%, 3/15/2024[1,2]	316,041
1,250,000	Flatiron CLO Ltd. Series 2018-1A, Class C, 4.003% (3-Month USD LIBOR+170 basis points), 4/17/2031[1,2,4]	1,195,929
	Golub Capital Partners CLO Ltd.
290,000	Series 2017-19RA, Class B, 4.817% (3-Month USD LIBOR+255 basis points), 7/26/2029[1,2,4]	290,047
850,000	Series 2018-36A, Class C, 4.387% (3-Month USD LIBOR+210 basis points), 2/5/2031[1,2,4]	783,827
273,000	Hunt CRE Ltd. Series 2017-FL1, Class A, 3.027% (1-Month USD LIBOR+100 basis points), 8/15/2034[1,2,4]	273,004
250,000	IVY Hill Middle Market Credit Fund XII Ltd. Series 12A, Class B, 5.278% (3-Month USD LIBOR+300 basis points), 7/20/2029[1,2,4]	245,896
232,400	Lanark Master Issuer PLC Series 2019-1A, Class 1A1, 2.902% (3-Month USD LIBOR+77 basis points), 12/22/2069[1,2,4]	232,987
200,000	LoanCore Ltd. Series 2018-CRE1, Class A, 3.157% (1-Month USD LIBOR+113 basis points), 5/15/2028[1,2,4]	200,065
370,485	Marlette Funding Trust Series 2019-2A, Class A, 3.130%, 7/16/2029[1,2]	373,334

AAM/Insight Select Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2019 (Unaudited)

Principal Amount		Value
	ASSET-BACKED SECURITIES (Continued)
$713,000	Navient Private Education Loan Trust Series 2017-A, Class A2B, 2.928% (1-Month USD LIBOR+90 basis points), 12/16/2058[1,2,4]	$714,621
	NextGear Floorplan Master Owner Trust
360,000	Series 2017-1A, Class A2, 2.540%, 4/18/2022[1,2]	360,319
465,000	Series 2019-1A, Class A2, 3.210%, 2/15/2024[1,2]	474,660
95,334	SCF Equipment Leasing LLC Series 2017-2A, Class A, 3.410%, 12/20/2023[1,2]	96,374
	SMB Private Education Loan Trust
250,067	Series 2017-B, Class A2B, 2.778% (1-Month USD LIBOR+75 basis points), 10/15/2035[1,2,4]	250,124
1,025,000	Series 2019-B, Class A2B, 3.027% (1-Month USD LIBOR+100 basis points), 6/15/2037[1,2,4]	1,026,283
142,495	Sofi Consumer Loan Program LLC Series 2017-3, Class A, 2.770%, 5/25/2026[1,2]	142,930
288,000	Sofi Consumer Loan Program Trust Series 2018-1, Class B, 3.650%, 2/25/2027[1,2]	294,809
1,254,000	Series 2019-4, Class A, 2.450%, 8/25/2028[1,2]	1,255,152
106,657	Sofi Professional Loan Program LLC Series 2019-A, Class A1FX, 3.180%, 6/15/2048[1,2]	107,786
77,900	TAL Advantage V LLC Series 2013-1A, Class A, 2.830%, 2/22/2038[1,2]	77,780
123,485	Tesla Auto Lease Trust Series 2018-B, Class A, 3.710%, 8/20/2021[1,2]	125,474
135,104	Textainer Marine Containers V Ltd. Series 2017-1A, Class A, 3.720%, 5/20/2042[1,2]	135,130
245,758	Triton Container Finance IV LLC Series 2017-2A, Class A, 3.620%, 8/20/2042[1,2]	248,415
629,186	U.S. Airways 2013-1 Class B Pass-Through Trust 5.375%, 5/15/2023	656,027
148,130	VSE VOI Mortgage LLC Series 2016-A, Class A, 2.540%, 7/20/2033[1,2]	147,850
744,783	Willis Engine Structured Trust IV Series 2018-A, Class A, 4.750%, 9/15/2043[1,2,5]	775,493
	TOTAL ASSET-BACKED SECURITIES
	(Cost $13,029,480)	12,972,412
	COMMERCIAL MORTGAGE-BACKED SECURITIES — 2.1%
45,989	Bancorp Commercial Mortgage Trust Series 2018-CRE4, Class A, 2.928% (1-Month USD LIBOR+90 basis points), 9/15/2035[1,2,4]	45,991
172,863	Bellemeade Re Ltd. Series 2018-2A, Class M1B, 3.368% (1-Month USD LIBOR+135 basis points), 8/25/2028[1,2,4]	173,170

AAM/Insight Select Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2019 (Unaudited)

Principal Amount		Value
	COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
$345,803	CGDBB Commercial Mortgage Trust Series 2017-BIOC, Class C, 3.078% (1-Month USD LIBOR+105 basis points), 7/15/2032[2,4]	$345,802
309,807	CGMS Commercial Mortgage Trust Series 2017-MDRB, Class A, 3.128% (1-Month USD LIBOR+110 basis points), 7/15/2030[2,4]	307,425
	Citigroup Commercial Mortgage Trust
400,000	Series 2013-375P, Class D, 3.635%, 5/10/2035[2,3]	406,422
90,000	Series 2016-P6, Class C, 4.425%, 12/10/2049[1,3]	96,029
49,023	Freddie Mac Structured Agency Credit Risk Debt Notes Series 2018-SPI4, Class M1, 4.459%, 11/25/2048[1,2,3]	48,981
	FREMF Mortgage Trust
65,000	Series 2015-K44, Class B, 3.807%, 1/25/2048[1,2,3]	67,375
150,000	Series 2015-K45, Class B, 3.713%, 4/25/2048[1,2,3]	155,842
	LMREC, Inc.
85,392	Series 2016-CRE2, Class A, 3.736% (1-Month USD LIBOR+170 basis points), 11/24/2031[1,2,4]	85,787
95,695	Series 2015-CRE1, Class AR, 3.017% (1-Month USD LIBOR+98 basis points), 2/22/2032[1,2,4]	95,411
	MSBAM Commercial Mortgage Securities Trust
290,000	Series 2012-CKSV, Class C, 4.428%, 10/15/2030[2,3]	294,693
732,000	Series 2012-CKSV, Class D, 4.428%, 10/15/2030[2,3]	697,622
352,800	MSDB Trust Series 2017-712F, Class C, 3.749%, 7/11/2039[2,3]	366,895
	TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
	(Cost $3,075,840)	3,187,445
	CORPORATE BONDS — 73.9%
	COMMUNICATIONS — 6.9%
	AT&T, Inc.
750,000	4.750%, 5/15/2046[1]	831,725
470,000	5.150%, 2/15/2050[1]	550,764
1,223,000	Charter Communications Operating LLC / Charter Communications Operating Capital 5.750%, 4/1/2048[1]	1,394,211
	Comcast Corp.
620,000	3.700%, 4/15/2024[1]	661,115
92,000	4.150%, 10/15/2028[1]	103,199
107,000	4.700%, 10/15/2048[1]	131,015
705,000	4.950%, 10/15/2058[1]	896,024
600,000	Cox Enterprises, Inc. 7.375%, 7/15/2027[2]	769,033
	CSC Holdings LLC
250,000	7.500%, 4/1/2028[1,2]	281,538
423,000	6.500%, 2/1/2029[1,2]	470,154

AAM/Insight Select Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2019 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	COMMUNICATIONS (Continued)
$296,000	Diamond Sports Group LLC / Diamond Sports Finance Co. 5.375%, 8/15/2026[1,2]	$307,100
715,000	Qwest Corp. 6.875%, 9/15/2033[1]	715,409
	Sirius XM Radio, Inc.
229,000	4.625%, 7/15/2024[1,2]	237,434
384,000	5.000%, 8/1/2027[1,2]	396,480
509,000	Tencent Holdings Ltd. 3.595%, 1/19/2028[1,2,6]	530,912
64,000	Time Warner Cable LLC 6.550%, 5/1/2037	76,833
	Verizon Communications, Inc.
850,000	4.812%, 3/15/2039	1,018,771
69,000	4.672%, 3/15/2055	82,767
83,000	Viacom, Inc. 6.875%, 4/30/2036	108,498
800,000	VTR Finance B.V. 6.875%, 1/15/2024[1,2,6]	823,000
		10,385,982
	CONSUMER DISCRETIONARY — 6.3%
78,367	American Airlines 2013-2 Class B Pass-Through Trust 5.600%, 1/15/2022[2]	79,692
234,835	American Airlines 2017-1 Class AA Pass-Through Trust 3.650%, 8/15/2030	249,547
394,431	American Airlines 2017-2 Class AA Pass-Through Trust 3.350%, 4/15/2031	406,044
444,000	American Airlines 2019-1 Class AA Pass-Through Trust 3.150%, 8/15/2033	455,309
28,254	British Airways 2013-1 Class B Pass-Through Trust 5.625%, 12/20/2021[2,6]	28,629
410,000	ERAC USA Finance LLC 4.500%, 2/15/2045[1,2]	457,022
	Ford Motor Credit Co. LLC
575,000	2.343%, 11/2/2020	571,628
700,000	5.085%, 1/7/2021	717,854
400,000	5.875%, 8/2/2021	418,980
739,000	4.542%, 8/1/2026[1]	738,314
1,226,000	General Motors Financial Co., Inc. 3.339% (3-Month USD LIBOR+110 basis points), 11/6/2021[4]	1,226,365
739,000	Las Vegas Sands Corp. 3.900%, 8/8/2029[1]	757,991
250,000	McDonald's Corp. 4.450%, 3/1/2047[1]	287,058

AAM/Insight Select Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2019 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	CONSUMER DISCRETIONARY (Continued)
$275,000	Newell Brands, Inc. 4.200%, 4/1/2026[1]	$287,715
550,000	Royal Caribbean Cruises Ltd. 3.700%, 3/15/2028[1,6]	563,681
674,000	Starbucks Corp. 4.450%, 8/15/2049[1]	780,937
171,824	U.S. Airways 2013-1 Class A Pass-Through Trust 3.950%, 5/15/2027	180,927
320,672	United Airlines 2018-1 Class B Pass-Through Trust 4.600%, 9/1/2027	334,264
210,000	United Airlines 2019-1 Class AA Pass-Through Trust 4.150%, 2/25/2033	229,251
609,000	United Airlines 2019-2 Class AA Pass-Through Trust 2.700%, 11/1/2033	607,745
		9,378,953
	CONSUMER STAPLES — 3.3%
	Altria Group, Inc.
242,000	4.800%, 2/14/2029[1]	265,094
152,000	5.950%, 2/14/2049[1]	178,745
617,000	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc. 4.900%, 2/1/2046[1]	736,221
690,000	BRF S.A. 4.875%, 1/24/2030[1,2,6]	681,375
1,310,000	Coca-Cola Co. 1.750%, 9/6/2024	1,297,716
935,000	Conagra Brands, Inc. 3.800%, 10/22/2021	964,972
750,000	Kroger Co. 4.500%, 1/15/2029[1]	838,016
		4,962,139
	ENERGY — 9.3%
309,000	Antero Midstream Partners LP / Antero Midstream Finance Corp. 5.750%, 3/1/2027[1,2]	257,629
1,997,000	CITGO Petroleum Corp. 6.250%, 8/15/2022[1,2]	2,019,466
	Enbridge, Inc.
1,013,000	5.500%, 12/1/2046[1,6]	1,283,932
180,000	6.000% (3-Month USD LIBOR+389 basis points), 1/15/2077[1,6,7]	187,540
500,000	Energy Transfer Operating LP 6.250%, 4/15/2049[1]	607,215
	Enterprise Products Operating LLC
475,000	6.450%, 9/1/2040	639,290
126,000	5.375% (3-Month USD LIBOR+257 basis points), 2/15/2078[1,7]	121,594

AAM/Insight Select Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2019 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	ENERGY (Continued)
$445,000	Global Partners LP / GLP Finance Corp. 7.000%, 8/1/2027[1,2]	$458,350
	Kinder Morgan, Inc.
410,000	8.050%, 10/15/2030	541,088
600,000	5.550%, 6/1/2045[1]	707,227
	Marathon Petroleum Corp.
307,000	4.750%, 9/15/2044[1]	329,935
345,000	5.850%, 12/15/2045[1]	392,485
	MPLX LP
515,000	4.875%, 6/1/2025[1]	566,553
641,000	4.250%, 12/1/2027[1,2]	678,172
249,000	5.500%, 2/15/2049[1]	288,769
408,000	4.900%, 4/15/2058[1]	424,134
	NGPL PipeCo LLC
820,000	4.875%, 8/15/2027[1,2]	878,962
437,000	7.768%, 12/15/2037[2]	566,045
790,000	Noble Energy, Inc. 4.950%, 8/15/2047[1]	862,261
488,000	Parkland Fuel Corp. 5.875%, 7/15/2027[1,2,6]	512,063
208,000	Patterson-UTI Energy, Inc. 3.950%, 2/1/2028[1]	209,520
630,000	Petroleos Mexicanos 6.350%, 2/12/2048[6]	578,913
250,000	Plains All American Pipeline LP / PAA Finance Corp. 4.500%, 12/15/2026[1]	265,103
275,000	Sunoco Logistics Partners Operations LP 5.400%, 10/1/2047[1]	300,054
250,000	Williams Cos., Inc. 4.900%, 1/15/2045[1]	264,196
		13,940,496
	FINANCIALS — 25.5%
175,000	Allstate Corp. 6.500% (3-Month USD LIBOR+212 basis points), 5/15/2067[1,7]	212,961
990,000	American Express Co. 3.400%, 2/22/2024[1]	1,035,377
802,000	American International Group, Inc. 8.175% (3-Month USD LIBOR+420 basis points), 5/15/2068[1,7]	1,061,214
	American Tower Corp.
1,560,000	2.950%, 1/15/2025[1]	1,592,921
1,000,000	2.750%, 1/15/2027[1]	998,380
200,000	Banco Santander S.A. 3.306%, 6/27/2029[6]	206,626
	Bank of America Corp.

AAM/Insight Select Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2019 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	FINANCIALS (Continued)
$225,000	4.100%, 7/24/2023	$240,057
1,174,000	3.366% (3-Month USD LIBOR+81 basis points), 1/23/2026[1,7]	1,221,121
200,000	4.183%, 11/25/2027[1]	215,903
1,000,000	3.974% (3-Month USD LIBOR+121 basis points), 2/7/2030[1,7]	1,092,814
200,000	5.875%, 2/7/2042	276,889
329,000	Barclays Bank PLC 2.801% (3-Month USD LIBOR+46 basis points), 1/11/2021[1,4,6]	328,359
1,232,000	BB&T Corp. 4.800% (U.S. Treasury Yield Curve Rate T-Note Constant Maturity 5 Year+300 basis points), 9/1/2024[1,8,9,10]	1,231,988
660,000	Berkshire Hathaway Finance Corp. 4.200%, 8/15/2048[1]	773,680
	Citigroup, Inc.
685,000	3.500%, 5/15/2023	710,129
1,015,000	3.567% (3-Month USD LIBOR+143 basis points), 9/1/2023[1,4]	1,032,410
309,000	5.300%, 5/6/2044	384,167
451,000	Credit Agricole S.A. 4.000% (USD SWAP SEMI 30/360 5Y+164 basis points), 1/10/2033[1,2,6,8]	466,420
697,000	Credit Suisse Group A.G. 2.593% (SOFRRATE+156 basis points), 9/11/2025[1,2,6,7]	690,101
351,000	Danske Bank A/S 5.000%, 1/12/2022[2,6]	369,023
1,050,000	Farmers Insurance Exchange 4.747% (3-Month USD LIBOR+323 basis points), 11/1/2057[1,2,7]	1,097,512
272,000	Fiserv, Inc. 3.500%, 7/1/2029[1]	286,176
	Goldman Sachs Group, Inc.
209,000	5.950%, 1/15/2027	248,423
790,000	4.006% (3-Month USD LIBOR+175 basis points), 10/28/2027[1,4]	814,475
250,000	6.750%, 10/1/2037	337,471
502,000	Harborwalk Funding Trust 5.077% (3-Month USD LIBOR+319 basis points), 2/15/2069[1,2,7]	605,563
536,000	HCP, Inc. 3.250%, 7/15/2026[1]	551,401
232,000	High Street Funding Trust II 4.682%, 2/15/2048[1,2]	262,624
395,000	HSBC Capital Funding Dollar 1 LP 10.176% (3-Month USD LIBOR+498 basis points), 6/30/2030[1,2,6,7,9,10]	639,900
789,000	ING Groep N.V. 3.550%, 4/9/2024[6]	824,267
526,000	Iron Mountain, Inc. 4.875%, 9/15/2029[1,2]	534,048
	JPMorgan Chase & Co.
1,235,000	3.960% (3-Month USD LIBOR+125 basis points), 1/29/2027[1,7]	1,335,354
1,230,000	4.625% (3-Month USD LIBOR+258 basis points), 11/1/2022[1,7,9,10]	1,201,956

AAM/Insight Select Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2019 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	FINANCIALS (Continued)
$487,000	Lincoln National Corp. 3.800%, 3/1/2028[1]	$514,912
1,000,000	Marsh & McLennan Cos., Inc. 4.375%, 3/15/2029[1]	1,130,996
236,000	Massachusetts Mutual Life Insurance Co. 4.900%, 4/1/2077[2]	295,739
	MetLife, Inc.
333,000	10.750%, 8/1/2039[1]	536,130
1,150,000	6.400%, 12/15/2066[1]	1,363,791
635,000	Mitsubishi UFJ Financial Group, Inc. 2.665%, 7/25/2022[6]	641,558
773,000	Mizuho Financial Group, Inc. 3.162% (3-Month USD LIBOR+84 basis points), 7/16/2023[1,4,6]	773,949
	Morgan Stanley
850,000	4.875%, 11/1/2022	911,582
100,000	3.683% (3-Month USD LIBOR+140 basis points), 10/24/2023[1,4]	101,802
150,000	5.000%, 11/24/2025	168,088
300,000	4.350%, 9/8/2026	324,877
500,000	3.950%, 4/23/2027	528,870
1,045,000	New York Life Global Funding 2.875%, 4/10/2024[2]	1,077,614
231,000	Nuveen LLC 4.000%, 11/1/2028[1,2]	257,980
586,000	PayPal Holdings, Inc. 2.850%, 10/1/2029[1]	589,646
	PNC Financial Services Group, Inc.
369,000	3.450%, 4/23/2029[1]	394,784
379,000	5.000% (3-Month USD LIBOR+330 basis points), 11/1/2026[1,7,9,10]	393,212
845,000	Principal Financial Group, Inc. 4.700% (3-Month USD LIBOR+304 basis points), 5/15/2055[1,7]	841,831
	Prudential Financial, Inc.
300,000	5.625% (3-Month USD LIBOR+392 basis points), 6/15/2043[1,7]	322,473
447,000	5.700% (3-Month USD LIBOR+267 basis points), 9/15/2048[1,7]	495,455
100,000	SAFG Retirement Services, Inc. 8.125%, 4/28/2023	117,605
250,000	UBS A.G. 7.625%, 8/17/2022[6]	282,175
	Wells Fargo & Co.
350,000	4.480%, 1/16/2024	377,328
600,000	3.000%, 2/19/2025	615,301
1,214,000	4.300%, 7/22/2027	1,330,078
250,000	5.875% (3-Month USD LIBOR+399 basis points), 6/15/2025[1,7,9,10]	275,550
567,000	Westpac Banking Corp. 4.110% (U.S. Treasury Yield Curve Rate T-Note Constant Maturity 5 Year+200 basis points), 7/24/2034[1,6,8]	591,935

AAM/Insight Select Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2019 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	FINANCIALS (Continued)
		$38,134,971
	GOVERNMENTS — 1.2%
$226,000	Colombia Government International Bond 5.200%, 5/15/2049[1,6]	272,895
225,000	Perusahaan Penerbit SBSN Indonesia III 4.450%, 2/20/2029[2,6]	248,063
1,000,000	Saudi Government International Bond 5.250%, 1/16/2050[2,6]	1,245,000
		1,765,958
	HEALTH CARE — 3.1%
	Alcon Finance Corp.
454,000	2.750%, 9/23/2026[1,2]	457,731
843,000	3.800%, 9/23/2049[1,2]	879,994
	CVS Health Corp.
1,237,000	4.300%, 3/25/2028[1]	1,337,612
525,000	3.250%, 8/15/2029[1]	527,409
1,222,000	Takeda Pharmaceutical Co., Ltd. 5.000%, 11/26/2028[1,2,6]	1,430,467
		4,633,213
	INDUSTRIALS — 2.2%
	General Electric Co.
84,000	5.300%, 2/11/2021	86,789
59,000	4.125%, 10/9/2042	59,037
100,000	Heathrow Funding Ltd. 4.875%, 7/15/2023[2,6]	103,640
	Penske Truck Leasing Co. Lp / PTL Finance Corp.
294,000	3.650%, 7/29/2021[1,2]	300,816
595,000	2.700%, 11/1/2024[1,2]	596,252
	Ryder System, Inc.
336,000	3.500%, 6/1/2021	343,278
1,295,000	3.650%, 3/18/2024[1]	1,360,585
50,000	Sydney Airport Finance Co. Pty Ltd. 3.375%, 4/30/2025[1,2,6]	51,472
200,000	Union Pacific Corp. 4.500%, 9/10/2048[1]	238,647
150,000	United Technologies Corp. 2.800%, 5/4/2024[1]	154,239
		3,294,755
	MATERIALS — 2.9%
782,000	3M Co. 4.000%, 9/14/2048[1]	879,066
1,492,000	BHP Billiton Finance USA Ltd. 6.750% (USD SWAP SEMI 30/360 5Y+509 basis points), 10/19/2075[1,2,6,8]	1,743,775

AAM/Insight Select Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2019 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	MATERIALS (Continued)
$401,000	Celulosa Arauco y Constitucion S.A. 5.500%, 4/30/2049[1,2,6]	$444,107
500,000	Nutrien Ltd. 3.625%, 3/15/2024[1,6]	523,735
692,000	Olin Corp. 5.625%, 8/1/2029[1]	719,888
		4,310,571
	TECHNOLOGY — 4.4%
1,293,000	Apple, Inc. 2.500%, 2/9/2025	1,323,427
	Broadcom, Inc.
1,125,000	4.250%, 4/15/2026[1,2]	1,162,020
595,000	4.750%, 4/15/2029[1,2]	629,017
	International Business Machines Corp.
1,020,000	3.000%, 5/15/2024	1,057,542
510,000	4.250%, 5/15/2049	586,711
137,000	Microsoft Corp. 4.500%, 2/6/2057[1]	177,960
775,000	NXP B.V. / NXP Funding LLC 3.875%, 9/1/2022[2,6]	799,805
500,000	Oracle Corp. 3.850%, 7/15/2036[1]	549,216
352,000	Tencent Holdings Ltd. 3.975%, 4/11/2029[1,2,6]	376,642
		6,662,340
	UTILITIES — 8.8%
789,000	Arizona Public Service Co. 4.250%, 3/1/2049[1]	911,509
	Black Hills Corp.
170,000	3.950%, 1/15/2026[1]	179,684
1,676,000	3.875%, 10/15/2049[1]	1,684,947
675,000	Cleveland Electric Illuminating Co. 3.500%, 4/1/2028[1,2]	704,291
513,000	Consumers Energy Co. 3.100%, 8/15/2050[1]	516,641
560,000	DTE Energy Co. 3.400%, 6/15/2029[1]	583,606
429,000	Duke Energy Carolinas LLC 3.950%, 11/15/2028[1]	478,921
262,000	Duquesne Light Holdings, Inc. 6.400%, 9/15/2020[2]	271,192
508,000	Edison International 2.400%, 9/15/2022[1]	503,005

AAM/Insight Select Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2019 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	UTILITIES (Continued)
	Enel Finance International N.V.
$317,000	2.750%, 4/6/2023[2,6]	$318,977
526,000	4.625%, 9/14/2025[2,6]	574,510
248,000	Exelon Corp. 3.400%, 4/15/2026[1]	259,221
	FirstEnergy Corp.
200,000	7.375%, 11/15/2031	282,981
210,000	4.850%, 7/15/2047[1]	251,078
664,000	Florida Power & Light Co. 3.990%, 3/1/2049[1]	775,053
230,000	Kansas City Power & Light Co. 4.200%, 6/15/2047[1]	267,772
354,000	Metropolitan Edison Co. 4.300%, 1/15/2029[1,2]	399,333
1,000,000	MidAmerican Energy Co. 4.250%, 7/15/2049[1]	1,204,281
277,000	NiSource, Inc. 5.650% (U.S. Treasury Yield Curve Rate T-Note Constant Maturity 5 Year+284 basis points), 6/15/2023[1,8,9,10]	278,385
535,000	Piedmont Natural Gas Co., Inc. 3.500%, 6/1/2029[1]	571,571
477,000	Rochester Gas & Electric Corp. 3.100%, 6/1/2027[1,2]	495,521
	Southern Co. Gas Capital Corp.
426,000	5.875%, 3/15/2041[1]	548,989
121,000	3.950%, 10/1/2046[1]	127,028
822,000	4.400%, 5/30/2047[1]	927,752
		13,116,248
	TOTAL CORPORATE BONDS
	(Cost $104,792,331)	110,585,626
	MUNICIPAL BONDS — 0.9%
820,000	State of California 7.550%, 4/1/2039	1,356,657
	TOTAL MUNICIPAL BONDS
	(Cost $1,206,307)	1,356,657
	U.S. GOVERNMENT AND AGENCIES — 12.2%
33,797	Fannie Mae Pool 6.000%, 7/1/2040	39,152
4,076,900	United States Treasury Bond 3.500%, 2/15/2039	5,106,953
	United States Treasury Note
3,745,100	1.750%, 7/31/2024	3,778,162
465,000	2.375%, 4/30/2026	486,924

AAM/Insight Select Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2019 (Unaudited)

Principal Amount		Value
	U.S. GOVERNMENT AND AGENCIES (Continued)
$8,340,400	2.375%, 5/15/2029	$8,857,113
	TOTAL U.S. GOVERNMENT AND AGENCIES
	(Cost $17,814,293)	18,268,304
	PREFERRED STOCKS — 0.2%
	FINANCIALS — 0.2%
2,800	CoBank ACB 6.250% (3-Month USD LIBOR+456 basis points), 10/1/2022[1,3,9,10]	295,400
	TOTAL PREFERRED STOCKS
	(Cost $299,688)	295,400

Number of Shares
	SHORT-TERM INVESTMENTS — 5.6%
8,365,020	Federated Treasury Obligations Fund - Institutional Class 1.822%, 10/2/2019[11]	8,365,020
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $8,365,020)	8,365,020
	TOTAL INVESTMENTS — 103.6%
	(Cost $148,582,959)	155,030,864
	Liabilities in Excess of Other Assets — (3.6)%	(5,388,590)
	TOTAL NET ASSETS — 100.0%	$149,642,274

LLC – Limited Liability Company
PLC – Public Limited Company
LP – Limited Partnership

[1]	Callable.
[2]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $45,370,006, which represents 30.3% of total net assets of the Fund.
[3]	Variable rate security.
[4]	Floating rate security.
[5]	Step rate security.
[6]	Foreign security denominated in U.S. Dollars.
[7]	Fixed to float security. Fixed rate indicated is the rate effective at September 30, 2019. Security may convert at a future date to a floating rate or referenced rate and spread.
[8]	Fixed to variable security. Fixed rate indicated is the rate effective at September 30, 2019. Security may convert at a future date to a variable rate of referenced rate and spread.
[9]	Interest-only security.
[10]	Perpetual security. Date shown is next call date.
[11]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

AAM/Insight Select Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2019 (Unaudited)

FUTURES CONTRACTS

Number of Contracts Long (Short)	Description	Expiration Date	Notional Value	Value at September 30, 2019	Unrealized Appreciation (Depreciation)
Interest Rate Futures
(27)	5-Year U.S. Treasury Note	December 2019	$(3,237,120)	$(3,217,007)	$20,113
6	10-Year U.S. Treasury Note	December 2019	777,385	781,875	4,490
31	Ultra 10-Year U.S. Treasury Note	December 2019	4,412,439	4,414,595	2,156
(7)	Ultra Long-Term U.S. Treasury Bond	December 2019	(1,349,948)	(1,343,344)	6,604

TOTAL FUTURES CONTRACTS			$602,756	$636,119	$33,363

See accompanying Notes to Schedule of Investments.

AAM/Insight Select Income Fund

NOTES TO SCHEDULES OF INVESTMENTS

September 30, 2019 (Unaudited)

Note 1 – Organization

AAM/Insight Select Income Fund (the “Fund”) is organized as a diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund’s primary investment objective is to seek current income. The Fund currently offers four classes of shares: Class A, Class C, Class I and Class Y. The Fund’s Class A, Class C and Class I shares commenced investment operations on April 19, 2013. The Fund’s Class Y shares commenced investment operations on October 31, 2017.

The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative shares outstanding. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies”.

Note 2 – Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments

The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

(b) Corporate Debt Securities

Corporate debt securities are fixed-income securities issued by businesses to finance their operations, although corporate debt instruments may also include bank loans to companies. Notes, bonds, bank loans, debentures and commercial paper are the most common types of corporate debt securities, with the primary difference being their maturities and secured or unsecured status. Commercial paper has the shortest term and is usually unsecured. The broad category of corporate debt securities includes debt issued by domestic or foreign companies of all kinds, including those with small-, mid- and large-capitalizations. Corporate debt may be rated investment grade or below investment grade and may carry variable or floating rates of interest.

AAM/Insight Select Income Fund

NOTES TO SCHEDULES OF INVESTMENTS - Continued

September 30, 2019 (Unaudited)

Corporate debt securities carry credit risk, interest rate risk and prepayment risk. Credit risk is the risk that a fund could lose money if the issuer of a corporate debt security is unable to pay interest or repay principal when it is due. Some corporate debt securities that are rated below investment grade are generally considered speculative because they present a greater risk of loss, including default, than higher quality debt securities. The credit risk of a particular issuer’s debt security may vary based on its priority for repayment.

Interest rate risk is the risk that the value of certain corporate debt securities will tend to fall when interest rates rise. In general, corporate debt securities with longer terms tend to fall more in value when interest rates rise than corporate debt securities with shorter terms. Prepayment risk occurs when issuers prepay fixed rate debt securities when interest rates fall, forcing the Fund to invest in securities with lower interest rates. Issuers of debt securities are also subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors that may restrict the ability of the issuer to pay, when due, the principal of and interest on its debt securities.

(c) Futures Contracts

The Fund may enter into futures contracts to produce incremental earnings, hedge existing positions or protect against market changes in the value of equities or interest rates. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Fund’s agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, a Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and a Fund’s basis in the contract. Risks of entering into futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. The purchase of a futures contract involves the risk that a Fund could lose more than the original margin deposit required to initiate the futures transaction. There is minimal counterparty credit risk involved in entering into futures contracts since they are exchange-traded instruments and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

Note 3 – Federal Income Taxes

At September 30, 2019, gross unrealized appreciation (depreciation) of investments, based on cost for federal income tax purposes were as follows:

Cost of investments	$148,603,972

Gross unrealized appreciation	6,713,516
Gross unrealized depreciation	(286,624)

Net unrealized appreciation	$6,426,892

AAM/Insight Select Income Fund

NOTES TO SCHEDULES OF INVESTMENTS - Continued

September 30, 2019 (Unaudited)

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Note 4 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•	Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of September 30, 2019, in valuing the Fund’s assets carried at fair value:

AAM/Insight Select Income Fund

NOTES TO SCHEDULES OF INVESTMENTS - Continued

September 30, 2019 (Unaudited)

Assets	Level 1	Level 2	Level 3*	Total
Investments
Asset-Backed Securities	$-	$12,972,412	$-	$12,972,412
Commercial Mortgage-Backed Securities	-	3,187,445	-	3,187,445
Corporate Bonds[1]	-	110,585,626	-	110,585,626
Municipal Bonds	-	1,356,657	-	1,356,657
U.S. Government and Agencies	-	18,268,304	-	18,268,304
Preferred Stocks	295,400	-	-	295,400
Short-Term Investments	8,365,020	-	-	8,365,020
Total Investments	8,660,420	146,370,444	-	155,030,864
Other Financial Instruments**
Futures Contracts	33,363	-	-	33,363
Total Assets	$8,693,783	$146,370,444	$-	$155,064,227

[1]	For a detailed break-out of corporate bonds by major industry classification, please refer to the Schedules of Investments.
*	The Fund did not hold any Level 3 securities at period end.
**	Other financial instruments are derivative instruments such as futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Item 2. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Investment Managers Series Trust

By:	/s/ Maureen Quill
Title:	Maureen Quill, President

Date:	11/29/19

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Maureen Quill
(Signature and Title)	Maureen Quill, President

Date:	11/29/19

By:	/s/ Rita Dam
(Signature and Title)	Rita Dam, Treasurer

Date:	11/29/19